Non-cash items (Details Narrative) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended
	May 31, 2026	May 31, 2025	May 31, 2026	May 31, 2025
Mineral Property Plant And Equipment [Member]
IfrsStatementLineItems [Line Items]
Amounts payable and accrued liabilities	$ 1,800	$ 400	$ 100	$ 1,100